Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
2019 Notes
Unamortized debt issuance costs		$ 1,243
2022 Notes
Unamortized debt issuance costs	$ 2,000
Long term debt
Unamortized debt issuance costs	7,119	9,214
Lease commitments
Unamortized debt issuance costs	$ 35	$ 39
Preferred Stock
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0
Common Stock
Common Stock - Par Value	$ 0.01	$ 0.01
Common Stock - Shares Authorized	300,000,000	300,000,000
Common Stock - Shares Issued	64,160,004	56,628,907
Common Stock - Shares Outstanding	64,160,004	56,628,907